Business combinations	12 Months Ended
Dec. 31, 2023
Business combinations [Abstract]
Business combinations
Note 5.- Business combinations

For the year ended December 31, 2023

On March 1, 2023, the Company completed the process of transitioning the O&M services for the assets in Spain where Abengoa was still the supplier to an Atlantica’ subsidiary. This acquisition has been accounted for in these Consolidated Financial Statements in accordance with IFRS 3, Business Combinations. The O&M services are included within the Renewable energy sector and the EMEA geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2023
Property, plant and equipment under IAS 16 (Note 6)	1,565
Intangible assets under IAS 38 (Note 6)	4,486
Inventories	1,646
Other current and non-current liabilities	(5,494)
Total net assets acquired at fair value	2,203
Asset acquisition – purchase price	(2,203)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The allocation of the purchase price is provisional as of December 31, 2023, and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of December 31, 2023. The measurement period will not exceed one year from the acquisition date.

The amount of revenue contributed by the acquisitions during 2023 to the Consolidated Financial Statements of the Company is nil, and the amount of loss after tax is $0.8 million. Had the acquisitions been consolidated from January 1, 2023, the consolidated statement of comprehensive income would not have included any additional revenue and additional loss after tax of $0.2 million.

For the year ended December 31, 2022

On January 17, 2022, the Company closed the acquisition of Chile TL4, a 63-mile transmission line and 2 substations in Chile for a total equity investment of $38.4 million. Atlantica has control over Chile TL4 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile TL4 had been accounted for in these Consolidated Financial Statements in accordance with IFRS 3, Business Combinations. Chile TL4 is included within the Transmission Lines sector and the South America geography.

On April 4, 2022, the Company closed the acquisition of Italy PV 4, a 3.6 MW solar portfolio in Italy for a total equity investment of $3.7 million. Atlantica has control over Italy PV 4 under IFRS 10, Consolidated Financial Statements. The acquisition of Italy PV 4 had been accounted for in these Consolidated Financial Statements in accordance with IFRS 3, Business Combinations. Italy PV4 is included within the Renewable energy sector and the EMEA geography.

On September 2, 2022 the Company closed the acquisition of Chile PV 3, a 73 MW solar PV plant through its renewable energy platform in Chile for a total equity investment of $7.7 million. Atlantica has control over Chile PV 3 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 3 had been accounted for in these Consolidated Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interests. Chile PV 3 is included within the Renewable energy sector and the South America geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in aggregate on the basis that they are individually not significant in the following table:

Business combinations for the year ended December 31, 2022

Property, plant and equipment under IAS 16 (Note 6)	58,002
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)	16,993
Cash & cash equivalents	1,057
Other current assets	8,283
Non-current Project debt (Note 16)	(1,301)
Current Project debt (Note 16)	(148)
Other current and non-current liabilities	(18,919)
Non-controlling interest	(14,300)
Total net assets acquired at fair value	49,667
Asset acquisition – purchase price paid	(49,667)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.

The amount of revenue contributed by the acquisitions performed during 2022 to the Consolidated Financial Statements of the Company for the year 2022 was $6.2 million, and the amount of profit after tax was $1.7 million. Had the acquisitions been consolidated from January 1, 2022, the consolidated statement of comprehensive income would have included additional revenue of $4.8 million and additional profit after tax of $1.7 million.

In January, April and September 2023, the provisional period for the purchase price allocation of Chile TL 4, Italy PV 4 and Chile PV 3, respectively, closed, and did not result in significant adjustments to the initial amounts recognized.